Condensed Statement of Cash Flows in the Consolidated Group (unaudited) - SEK (kr) kr in Millions		6 Months Ended			12 Months Ended
		Jun. 30, 2025		Jun. 30, 2024	Dec. 31, 2024
Operating activities
Operating profit		kr 928		kr 794	kr 2,121
Adjustments for non-cash items in operating profit
Adjustments for non-cash items in operating profit		289		843	542
Income tax paid		(326)		(268)	(601)
Changes in assets and liabilities from operating activities		(17,670)		10,935	18,016
Cash flow from operating activities		(16,779)		12,304	20,078
Investing activities
Capital expenditures		(36)		(11)	(17)
Cash flow from investing activities		(36)		(11)	(17)
Financing activities
Change in senior debt		24,131		(3,052)	(17,757)
Derivatives, net		(4,745)		(735)	(660)
Dividend paid		(1,673)		(248)	(248)
Payment of lease liability		(14)		(14)	(28)
Cash flow from financing activities		17,699		(4,049)	(18,693)
Cash flow for the period		884		8,244	1,368
Cash and cash equivalents at beginning of the period		5,219	[1]	3,482	3,482
Exchange-rate differences on cash and cash equivalents		(514)		134	369
Cash and cash equivalents at end of the period	[1]	kr 5,589		kr 11,860	kr 5,219

[1]	Cash and cash equivalents include, in this context, cash at banks that can be immediately converted into cash and short-term deposits for which the time to maturity does not exceed three months from trade date.